UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     May 01, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $1,850,924 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101     7915   100000 SH       DEFINED 01             100000
3M Company                  COM                 88579Y101    64927   820302 SH       SOLE                   613515            206787
ABB Ltd- Spon ADR           COM                 000375204    16149   599890 SH       SOLE                   444410            155480
Accenture Ltd.              COM                 G1150G111    33153   942655 SH       SOLE                   695970            246685
Agilent Technologies Inc.   COM                 00846u101    39692  1330608 SH       SOLE                   990403            340205
Agilent Technologies Inc.   COM                 00846u101     5966   200000 SH       DEFINED 01             200000
Allegheny Technologies Inc  COM                 01741R102     7136   100000 SH       DEFINED 01             100000
Allegheny Technologies Inc  COM                 01741R102    27441   384545 SH       SOLE                   285065             99480
Alliance Data Systems Corp. COM                 018581108     4751   100000 SH       DEFINED 01             100000
American International GroupCOM                 026874107     3570    82549 SH       DEFINED 01              82549
American International GroupCOM                 026874107    51218  1184233 SH       SOLE                   875106            309127
Apache Corporation          COM                 037411105    41100   340179 SH       SOLE                   258904             81275
Baker Hughes Inc.           COM                 057224107    26841   391843 SH       SOLE                   289703            102140
Baker Hughes Inc.           COM                 057224107     6850   100000 SH       DEFINED 01             100000
Bank of America Corp.       COM                 060505104    40192  1060200 SH       SOLE                   795178            265022
Bank of America Corp.       COM                 060505104     9481   250090 SH       DEFINED 01             250090
Baxter International Inc.   COM                 071813109    47232   816878 SH       SOLE                   610738            206140
Baxter International Inc.   COM                 071813109     5782   100000 SH       DEFINED 01             100000
Cameron International Corp. COM                 13342B105    81308  1952644 SH       SOLE                  1421549            531095
Cameron International Corp. COM                 13342B105    16656   400000 SH       DEFINED 01             400000
Cardinal Health Inc.        COM                 14149Y108     7262   138300 SH       DEFINED 01             138300
Cardinal Health Inc.        COM                 14149Y108    44539   848205 SH       SOLE                   628325            219880
CB Richard Ellis Group Inc. COM                 12497T101    45397  2097825 SH       SOLE                  1554505            543320
Cigna Corp                  COM                 125509109    85575  2109311 SH       SOLE                  1562536            546775
Cigna Corp                  COM                 125509109     6694   165000 SH       DEFINED 01             165000
Citigroup Inc.              COM                 172967101    29779  1390266 SH       SOLE                  1039169            351097
Citigroup Inc.              COM                 172967101     2408   112434 SH       DEFINED 01             112434
Coventry Health Care Inc.   COM                 222862104      202     5000 SH       SOLE                     5000
Coventry Health Care Inc.   COM                 222862104    11298   280000 SH       DEFINED 01             280000
CVS/Caremark Corp.          COM                 126650100     8102   200000 SH       DEFINED 01             200000
CVS/Caremark Corp.          COM                 126650100    64705  1597265 SH       SOLE                  1180305            416960
Eaton Corp.                 COM                 278058102    41785   524479 SH       SOLE                   387009            137470
Eaton Corp.                 COM                 278058102     7967   100000 SH       DEFINED 01             100000
Goldman Sachs Group Inc.    COM                 38141G104    70704   427499 SH       SOLE                   310369            117130
Halliburton Co.             COM                 406216101     3501    89022 SH       DEFINED 01              89022
Harris Corp.                COM                 413875105    27913   575180 SH       SOLE                   425565            149615
Harris Corp.                COM                 413875105     4853   100000 SH       DEFINED 01             100000
Hewlett-Packard Company     COM                 428236103    64961  1422722 SH       SOLE                  1061644            361078
Hewlett-Packard Company     COM                 428236103     6849   150000 SH       DEFINED 01             150000
Ingersoll Rand Company - A  COM                 G4776G101     8916   200000 SH       DEFINED 01             200000
Int'l Business Machines     COM                 459200101    36011   312762 SH       SOLE                   231456             81306
Laboratory Corp of America  COM                 50540R409      516     7000 SH       SOLE                     7000
Macy's Inc.                 COM                 55616p104    30510  1323071 SH       SOLE                   973946            349125
Microsoft Corp.             COM                 594918104    34284  1208049 SH       SOLE                   896775            311274
Mueller Water Products, Inc.COM                 624758207      104    13219 SH       SOLE                    13219
Nike Inc. Cl B              COM                 654106103    79950  1175728 SH       SOLE                   866453            309275
Nokia Corp-Spon ADR         COM                 654902204    51861  1629323 SH       SOLE                  1213628            415695
Oaktree Captial Group LLC   COM                 674001102     4125   150000 SH       DEFINED 01             150000
Quest Diagnostics           COM                 74834L100    46557  1028420 SH       SOLE                   760275            268145
Quest Diagnostics           COM                 74834L100     6790   150000 SH       DEFINED 01             150000
RWE AG- ADR                 COM                 74975E303    48376   390203 SH       SOLE                   289353            100850
Schlumberger Ltd.           COM                 806857108    60726   698005 SH       SOLE                   514910            183095
Sealed Air Corp.            COM                 81211K100      202     8000 SH       SOLE                     8000
Textron Inc.                COM                 883203101    53150   959035 SH       SOLE                   712885            246150
Textron Inc.                COM                 883203101    15285   275799 SH       DEFINED 01             275799
Tyco Electronics Ltd.       COM                 G9144P105    11561   336849 SH       SOLE                   248969             87880
Tyco Intl Ltd.              COM                 G9143X208    14688   333439 SH       SOLE                   245619             87820
Union Pacific Corp.         COM                 907818108    25187   200885 SH       SOLE                   148475             52410
United Parcel Service Inc.  COM                 911312106    44444   608655 SH       SOLE                   451370            157285
United Technologies Corp.   COM                 913017109    33841   491731 SH       SOLE                   363356            128375
USG Corp.                   COM                 903293405     6539   177600 SH       DEFINED 01             177600
USG Corp.                   COM                 903293405    37920  1029866 SH       SOLE                   760290            269576
Verigy Ltd.                 COM                 Y93691106     2461   130608 SH       DEFINED 01             130608
WABCO Holdings Inc.         COM                 92927K102    43776   959581 SH       SOLE                   711813            247768
WABCO Holdings Inc.         COM                 92927K102     4037    88500 SH       DEFINED 01              88500
Wal-mart Stores Inc.        COM                 931142103      327     6200 SH       SOLE                     6200
Wells Fargo & Co.           COM                 949746101    31102  1068806 SH       SOLE                   782778            286028
Wells Fargo & Co.           COM                 949746101     5820   200000 SH       DEFINED 01             200000
Whirlpool Inc.              COM                 963320106    40004   460977 SH       SOLE                   341222            119755